Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following:

	December 31,
	2021	2020
Raw materials and supplies	$20,578	$2,263
Work-in-process	11,580	5,348
Finished goods	16,566	5,429
Total inventories	$48,724	$13,040